LOANS, Loans Serviced for Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) qtr PSARate	Dec. 31, 2020 USD ($) PSARate	Dec. 31, 2019 USD ($)
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 3,323,521	$ 2,984,088
Custodial deposit accounts	$ 39,400	40,500
Maximum number of consecutive quarterly losses recorded for profitability requirement | qtr	4
Percentage of decline in net worth during the period	30.00%
Maximum percentage of decline in net worth for one consecutive quarter	25.00%
Maximum percentage of decline in net worth for two consecutive quarters	40.00%
Highest level of capital, Amount	$ 2,500
Highest level of capital	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of period	$ 16,904	19,171
Balance at beginning of period			$ 21,400
Originated servicing rights capitalized	11,436	13,957	7,303
Change in fair value due to price	3,380	(10,833)	(6,408)
Change in fair value due to pay downs	(5,488)	(5,391)	(3,124)
Balance at end of year	26,232	16,904	19,171
Loans sold and serviced that have had servicing rights capitalized	$ 3,323,521	$ 2,982,833	$ 2,580,705
Average coupon rate	3.46%	3.77%
Average servicing fee	0.256%	0.257%
Average discount rate	10.07%	10.09%
Average PSA Rate | PSARate	232	348
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,753,255	$ 1,656,060
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	1,344,675	1,095,877
Ginnie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	170,983	181,615
FHLB [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	49,581	39,294
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 5,027	$ 11,242